Other receivables	12 Months Ended
Dec. 31, 2020
Other receivables
Other receivables

Note 20 - Other receivables

Accounting policies

Other receivables are measured on initial recognition at cost and subsequently at amortized cost.

DKK thousand	2020	2019
VAT	3,887	5,437
Other	6,055	2,498
Total other receivables	9,942	7,935